Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.17%	34.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 1,300,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	49,281
Deferred Tax Assets, Gross, Total	2,401,468	3,756,770
Deferred Tax Assets, Operating Loss Carryforwards, Total	528,939	2,099,195
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	724,453
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	677,738
Deferred Tax Assets, Valuation Allowance, Total	2,118,487	3,622,575
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	5,635	4,633
Unrecognized Tax Benefits, Income Tax Penalties Accrued	1,927	3,194
Income Tax Examination, Penalties and Interest Accrued, Total	40,469	36,761
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	41,520	$ 36,336
AOS Acquisition [Member]
Deferred Tax Assets, Gross, Total				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards, Total	1,232,000			$ 4,455,525
Deferred Tax Asset Related to Tax Act [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (1,300,000)